Notes Related to the Consolidated Statement of Income (Loss) - Summary of Free Shares (Detail) - Free Shares (“AGA”) Plan [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information of operating income loss [line items]
Maximum number of new shares that can be issued	300,941	123,800	152,280	71,324
Tranche one [member]
Disclosure of detailed information of operating income loss [line items]
Free shares vesting period	1 year	1 year	1 year	1 year
Tranche two [member]
Disclosure of detailed information of operating income loss [line items]
Free shares vesting period	2 years	2 years	2 years	2 years
Tranche three [member]
Disclosure of detailed information of operating income loss [line items]
Free shares vesting period	3 years	3 years	3 years	3 years
Tranche four [member]
Disclosure of detailed information of operating income loss [line items]
Free shares vesting period	4 years
Tranche five [member]
Disclosure of detailed information of operating income loss [line items]
Free shares vesting period	5 years